Convertible Redeemable Preferred Shares - Summary of Carrying Value of the Preferred Shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	¥ 4,837,336	¥ 2,207,831	¥ 579,009
Settlement of Series B convertible redeemable preferred shares subscription receivable			72,201
Issuance of convertible redeemable preferred shares		2,048,986	1,419,782
Accretion on convertible redeemable preferred shares to redemption value	152,287	285,668	136,839
Deemed dividend on modification on preferred shares		67,975
Exercise of warrant		226,876
Converted into ordinary shares	(4,989,623)
Ending balance	0	4,837,336	2,207,831
Series Pre A Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	56,185	51,999	48,122
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		0	0
Accretion on convertible redeemable preferred shares to redemption value	1,561	4,186	3,877
Deemed dividend on modification on preferred shares		0
Exercise of warrant		0
Converted into ordinary shares	(57,746)
Ending balance	0	56,185	51,999
Series A Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	129,323	119,708	110,806
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		0	0
Accretion on convertible redeemable preferred shares to redemption value	3,585	9,615	8,902
Deemed dividend on modification on preferred shares		0
Exercise of warrant		0
Converted into ordinary shares	(132,908)
Ending balance	0	129,323	119,708
Series A Plus Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	77,520	71,771	66,447
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		0	0
Accretion on convertible redeemable preferred shares to redemption value	2,144	5,749	5,324
Deemed dividend on modification on preferred shares		0
Exercise of warrant		0
Converted into ordinary shares	(79,664)
Ending balance	0	77,520	71,771
Series B Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	497,106	460,100	353,634
Settlement of Series B convertible redeemable preferred shares subscription receivable			72,201
Issuance of convertible redeemable preferred shares		0	0
Accretion on convertible redeemable preferred shares to redemption value	13,797	37,006	34,265
Deemed dividend on modification on preferred shares		0
Exercise of warrant		0
Converted into ordinary shares	(510,903)
Ending balance	0	497,106	460,100
Series C Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	1,222,224	1,070,758	0
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		0	993,777
Accretion on convertible redeemable preferred shares to redemption value	41,303	108,770	76,981
Deemed dividend on modification on preferred shares		42,696
Exercise of warrant		0
Converted into ordinary shares	(1,263,527)
Ending balance	0	1,222,224	1,070,758
Series C Plus Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	490,571	433,495	0
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		0	426,005
Accretion on convertible redeemable preferred shares to redemption value	16,507	43,469	7,490
Deemed dividend on modification on preferred shares		13,607
Exercise of warrant		0
Converted into ordinary shares	(507,078)
Ending balance	0	490,571	433,495
Series C Plus Plus Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	388,925	0	0
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		349,480	0
Accretion on convertible redeemable preferred shares to redemption value	13,025	27,773	0
Deemed dividend on modification on preferred shares		11,672
Exercise of warrant		0
Converted into ordinary shares	(401,950)
Ending balance	0	388,925	0
Series D Preferred Stock [Member]
Schedule Of Convertible Redeemable Preferred Shares [Line Items]
Beginning balance	1,975,482	0	0
Settlement of Series B convertible redeemable preferred shares subscription receivable			0
Issuance of convertible redeemable preferred shares		1,699,506	0
Accretion on convertible redeemable preferred shares to redemption value	60,365	49,100	0
Deemed dividend on modification on preferred shares		0
Exercise of warrant		226,876
Converted into ordinary shares	(2,035,847)
Ending balance	¥ 0	¥ 1,975,482	¥ 0